Alger International Small Cap Fund - A Expense Example - Class A C Shares [Member] - Alger International Small Cap Fund - A - Class A	Jun. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 641
Expense Example, with Redemption, 3 Years	$ 958